3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Receivables [Abstract]
Bad debt expense	$ 0	$ 510
Deferred revenue	$ 77,514	$ 75,323	$ 70,724